Note 18 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

Note 18 — Events After the Reporting Period

In connection with the dividend of $0.40 per share paid on January 14, 2026 to shareholders of record as of January 7, 2026, all unexercised RSUs as of the record date were adjusted for the dividend, resulting in the issuance of an additional 61,376 RSUs. In February 2026, Opera granted an aggregate of 2,374,650 RSUs to employees and its independent directors, which vest over the 2026-2029 period, with a grant-date fair value of $12.34 per RSU. In addition, on March 4, 2026, Opera transferred 1,045,522 ADSs to employees upon the exercise of awards under Opera’s share incentive plan.

On February 26, 2026, the Company’s Board of Directors authorized a discretionary share repurchase program of up to $300 million over a two-year period. Under the program, the Company will repurchase ADSs from the public market and ordinary shares from Kunlun, its majority shareholder, on a pro rata basis and at the volume-weighted average price paid to public investors in each quarterly period. The repurchase program does not obligate the Company to acquire any specific number of shares and may be modified or suspended by the Board at any time. Based on total shares outstanding of 90,693,578 prior to commencing share repurchases and 229,856 ADSs repurchased from the public market at an average price of $15.21 through the initial determination date of March 15, 2026, the Company repurchased 485,874 ordinary shares from Kunlun for an aggregate consideration of $7.4 million. In total, this represents 715,730 shares repurchased for the period from the opening of the trading window on March 2, 2026, through the initial determination date of March 15, 2026 for a total consideration of $10.9 million. Subsequently, through March 25, 2026, the Company repurchased an incremental 97,335 ADSs from the public market for $1.4 million. These and any further public market repurchases will be included in the determination of the next pro rata Kunlun repurchase as of the June 15, 2026 determination date.